Income Tax (Details Narrative) - USD ($)		11 Months Ended	12 Months Ended
	Mar. 13, 2023	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023	Mar. 02, 2023	Feb. 02, 2023	Dec. 30, 2022	Dec. 01, 2022	Nov. 30, 2022
Subsequent Event [Line Items]
Operating loss carryforwards		$ 178,570	$ 37,331
Taxable income			80.00%
Change in valuation allowance		588,483	$ 227,246
Franchise tax expense (benefit)		$ 181,918	$ 200,000
Assets held in trust						$ 125,000	$ 125,000	$ 125,000	$ 87,541,322
Share Price						$ 0.067	$ 0.067	$ 0.067	$ 0.067
Common Class B [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		2,875,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Assets held in trust					$ 125,000	$ 125,000
Share Price					$ 0.067	$ 0.067
Stock Issued During Period, Shares, New Issues	2,581,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,869,800
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	0.0001
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001